Change in Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 831,849	$ 754,543
Service cost	26,805	22,167	$ 23,001
Interest cost	36,101	35,879	33,151
Actuarial loss	56,675	49,760
Gross benefits paid	(72,095)	(30,500)
Net projected benefit obligation at end of year	879,335	831,849	754,543
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	20,591	23,408
Service cost	80	85	137
Interest cost	727	863	928
Participants' contributions	3,421	2,616
Actuarial loss	1,236	688
Gross benefits paid	(6,806)	(5,743)
Plan amendments	(3,902)	(1,326)
Net projected benefit obligation at end of year	$ 15,347	$ 20,591	$ 23,408